Note 1 - Summary of Significant Accounting Policies - Estimated Useful Life of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Leasehold Improvements [Member]
Estimated useful life (Year)	10 years
Equipment [Member] | Minimum [Member]
Estimated useful life (Year)	3 years
Equipment [Member] | Maximum [Member]
Estimated useful life (Year)	10 years
Furniture, Fixtures, Fittings, and Other [Member] | Minimum [Member]
Estimated useful life (Year)	2 years
Furniture, Fixtures, Fittings, and Other [Member] | Maximum [Member]
Estimated useful life (Year)	10 years